Property, plant and equipment - Book value (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Property, plant and equipment [abstract]
Owned assets	$ 3,398,805	$ 3,075,198
Right-of-use assets	756,478	610,951
Total	$ 4,155,283	$ 3,686,149